Note 4 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 30	December 25
	2012	2011
Amortized intangible assets
Franchise fees	$555,253	$303,750
Trademark	37,359	30,852
Non-compete	79,600	-
Favorable leases	239,000	-
Loan fees	109,600	164,429

Total	1,020,812	499,031
Less accumulated amortization	(142,266)	(112,271)

Amortized intangible assets, net	878,546	386,760

Unamortized intangible assets
Liquor licenses	1,630,791	727,237

Total intangible assets, net	$2,509,337	$1,113,997